Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Section 338 Election Y	Dec. 31, 2011 Section 338 Election	Dec. 31, 2012 Tax Matters Agreement	Dec. 31, 2011 Tax Matters Agreement	Dec. 31, 2010 Tax Matters Agreement	Dec. 31, 2012 Additional Paid-in Capital	Dec. 31, 2010 Additional Paid-in Capital	Mar. 31, 2010 Additional Paid-in Capital
Income Tax Examination [Line Items]
Current income tax receivable	$ 99
Current income taxes payable			134
Amount recognized of previously uncertain tax benefits related to separation from former parent				106
Other capital transactions												23	23
Valuation allowances	268		234
NOL carryforwards	4,977
Foreign tax credit carryforwards	243		120
Net operating loss carryforwards, expiration date/(year)	2025
Foreign tax credit carryforwards, expiration year	2015
Remaining deferred tax assets related to Section 338 election deduction						599	599
Tax matters agreement obligation related to Section 338 election, period of repayment, years						11
Maximum deferred tax assets related to Section 338 election deduction						640
Percentage of tax savings associated with Section 338 deductions						80.00%
Interest expense related to tax matters agreement								17	18	17
Accretion rate for tax matters agreement								5.72%	5.72%	5.72%
Liability for estimated present value of tax payments to former parent								279	310
Adjustment to deferred tax liability for unsupported balance											36
Unremitted foreign income that is considered permanently reinvested on which U.S. Deferred income tax are not provided	2,959
International businesses cash and short-term investments related to the unremitted earnings of foreign operations	439
Unrecognized tax benefits	55	193	226		285
Unrecognized tax benefits, amount that if recognized would affect the effective rate on continuing operations	40
Unrecognized tax benefits, interest and penalties (expense)	5	9
Unrecognized tax benefits, accrued interest and penalties	4		9
Unrecognized tax benefits, amount that is reasonably possible that it will be recognized in 2013	$ 25